LEASES	12 Months Ended
Sep. 30, 2025
Leases
LEASES

NOTE 10 – LEASES

The Company has an operating lease for office space. The lease agreement does not specify an explicit interest rate and the interest rate implicit in the lease is not readily determinable. The Company’s management believes that using an incremental borrowing rate of the Hong Kong Dollar Best Lending Rate (“BLR”) 5.250% plus Margin 1.500% p.a. was the most indicative rate of the Company’s borrowing cost for the calculation of the present value of the lease payments; the rate used by the Company was 6.750%.

As of September 30, 2025 and 2024, the right-of-use assets totalled $133,048 and $154,254, respectively.

As of September 30, 2025 and 2024, lease liabilities consist of the following:

	As of
	September 30, 2025	September 30, 2024

Operating lease liabilities – current portion	$60,575	$154,254
Operating lease liabilities – non-current portion	71,910	-
Total	$132,485	$154,254

During the years ended September 30, 2025, 2024 and 2023, the Company incurred total operating lease expenses of $159,171 and $172,603 and $171,339, respectively.

Other lease information is as follows:

	September 30, 2025	September 30, 2024

Weighted-average remaining lease term – operating leases	23 months	10 months
Weighted-average discount rate – operating leases	6.63%	7.38%

The following is a schedule of future minimum payments under operating leases as of September 30, 2025:

September 30,
2025

Year ending September 30, 2025	67,550
Year ending September 30, 2026	74,305
Total undiscounted lease obligations	141,855
Less: imputed interest	(9,370)
Lease liabilities recognized in the consolidated balance sheet	$132,485

QMMM HOLDINGS LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(Stated in US Dollars)

NOTE 10 – LEASES (CONTINUED)

The following table represents the cash lease payments included in the measurement of lease liabilities for the years ended September 30, 2025 and 2024.

	For the years ended September 30,
	2025	2024

Cash paid for amounts included in the measurement of lease liabilities	$213,214	$190,257